Short Term Investments	12 Months Ended
Dec. 31, 2012
Short Term Investments [Abstract]
Short Term Investments

Note 3 – Short term investments:

A.	Consist of:

	December 31
	2011	2012
Investment securities	$4,837	$1,013
Short-term bank deposits *	11,115	7,699

	$15,952	$8,712

*See Note 10C as to restrictions on certain deposits.

B.	Investment securities

The carrying amount, gross unrealized holding gains and losses, and fair value of available-for-sale debt securities by major security type and class of security at December 31, 2012 and 2011 were as follows:

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis	gains	(losses)	fair value
At December 31, 2012:
NIS treasury securities	669	22	(9)	682
Corporate bonds	308	23	(-)	331

	977	45	(9)	1,013

At December 31, 2011:
U.S. Treasury securities	1,236	15	(2)	1,249
NIS treasury securities	642	16	(14)	644
Corporate bonds	2,943	27	(26)	2,944

	4,821	58	(42)	4,837

At December 31, 2012, all marketable securities which were in an unrealized loss position, had been in such a position for less than 12 months.

Maturities of debt securities classified as available-for-sale were as follows at December 31, 2012:

	Cost basis
	amount	Fair value
Due after six months through one year	210	221
Due after one year through five years	518	529
Due after five years through ten years	249	263

	977	1,013

The Company concluded that the securities in unrealized loss position are not considered other-than-temporarily impaired, since it currently has no intent to sell them and that it believes it is more-likely-than-not that it will not be required to sell the investment before recovery of its amortized cost basis. The Company has not identified securities for which it does not expect to receive future cash flows sufficient to recover the entire amortized cost basis of the security.

During 2012, the Company received proceeds of $6,518 upon sale of investment securities, net realized gains included in finance income totaled $134.

During 2011, the Company received proceeds of $3,666 upon sale of investment securities, net realized gains included in finance income totaled $59.